Income Tax Provision from Continuing Operations Resulted in Effective Tax Rates (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Provision of Income Taxes [Line Items]
Income tax expense at federal statutory rate									$ 1,090	$ 53,595	$ 37,587
State income taxes, net of federal benefit									3,607	4,166	3,895
Benefit from lower foreign tax rates									(5,357)	(7,115)	(2,246)
Non-deductible goodwill impairment									38,635
Other expenses not deductible for tax purposes									3,682	2,791	3,158
Changes in contingent consideration									(1,151)	(2,367)
Other adjustments, net									(406)	(1,846)	(987)
Income tax provision	$ 13,728	$ 12,251	$ 3,527	$ 10,594	$ 14,723	$ 16,150	$ 6,740	$ 11,611	$ 40,100	$ 49,224	$ 41,407